Financial risk management - Summary of Net Monetary Position (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ (562,029)	$ (481,676)
Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(21,958)	1,518
Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(17,134)	(203,070)
US Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(521,836)	(280,089)
Uruguay, Pesos
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(1,101)	(35)
Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(226,404)	(42,570)
Argentine Peso | Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(21,958)	1,518
Argentine Peso | US Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(204,446)	(44,088)
Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(479,100)	(510,158)
Brazilian Reais | Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(17,134)	(203,070)
Brazilian Reais | US Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(461,966)	(307,088)
Uruguay, Pesos
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	19,350	(7,749)
Uruguay, Pesos | US Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	20,451	(7,714)
Uruguay, Pesos | Uruguay, Pesos
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(1,101)	(35)
US Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	124,125	78,801
US Dollar | US Dollar
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 124,125	$ 78,801